Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
17.	Subsequent Events

On January 6, 2012, Aviv Financing II acquired a vacant parcel of land in Ohio from an unrelated third party for a purchase price of $275,000. The Company financed this purchase through cash.

On January 31, 2012, the Company, under Aviv Financing V entered into a $187.5 million secured revolving credit facility with General Electric Capital Corporation and certain other lenders party thereto (the 2016 Revolver). On each payment date, the Company pays interest only in arrears on any outstanding principal balance of the 2016 Revolver. The interest rate under our 2016 Revolver is generally based on LIBOR (subject to a floor of 1.0%) plus 4.25%. The initial term of the 2016 Revolver expires in January 2016 with a one-year extension option, provided that certain conditions precedent are satisfied (as defined). The proceeds from the 2016 Revolver are available for general corporate purposes. The amount of the 2016 Revolver may be increased by up to $87.5 million (resulting in total availability of up to $275 million), provided that certain conditions precedent are satisfied (as defined).

On March 1, 2012, Aviv Financing I acquired seven properties in Iowa and one in Nebraska from two unrelated third parties for a purchase price of $16,400,000. The Company financed the purchase through cash and borrowings of $10,360,000 under the Acquisition Credit Line.

On March 1, 2012, Aviv Financing I acquired a property in Nevada from an unrelated third party for a purchase price of $4,800,000. The Company financed the purchase through cash and borrowings of $3,339,000 under the Acquisition Credit Line.

On March 2, 2012, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $2,500,000. The Company financed the purchase through cash and borrowings of $1,750,000 under the Acquisition Credit Line.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Subsequent Events

17. Subsequent Events

On January 6, 2012, Aviv Financing II acquired a vacant parcel of land in Ohio from an unrelated third party for a purchase price of $275,000. The Partnership financed this purchase through cash.

On January 31, 2012, the Partnership, under Aviv Financing V entered into a $187.5 million secured revolving credit facility with General Electric Capital Corporation and certain other lenders party thereto (the 2016 Revolver). On each payment date, the Partnership pays interest only in arrears on any outstanding principal balance of the 2016 Revolver. The interest rate under our 2016 Revolver is generally based on LIBOR (subject to a floor of 1.0%) plus 4.25%. The initial term of the 2016 Revolver expires in January 2016 with a one-year extension option, provided that certain conditions precedent are satisfied (as defined). The proceeds from the 2016 Revolver are available for general corporate purposes. The amount of the 2016 Revolver may be increased by up to $87.5 million (resulting in total availability of up to $275 million), provided that certain conditions precedent are satisfied (as defined).

On March 1, 2012, Aviv Financing I acquired seven properties in Iowa and one in Nebraska from two unrelated third parties for a purchase price of $16,400,000. The Partnership financed the purchase through cash and borrowings of $10,360,000 under the Acquisition Credit Line.

On March 1, 2012, Aviv Financing I acquired a property in Nevada from an unrelated third party for a purchase price of $4,800,000. The Partnership financed the purchase through cash and borrowings of $3,339,000 under the Acquisition Credit Line.

On March 2, 2012, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $2,500,000. The Partnership financed the purchase through cash and borrowings of $1,750,000 under the Acquisition Credit Line.